Segments (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Net Revenues, Operating Expenses Contribution Information by Reportable Segment

Segment net revenues, segment operating expenses and segment contribution information for the Company’s North American Brands, North American Generics and International and Anda Distribution segments consisted of the following for the year ended December 31, 2013 (in millions):

	Year Ended December 31, 2013
	North America Brands	North America Generics and International	Anda Distribution	Total

Product sales	$995.0	$6,299.9	$1,196.9	$8,491.8
Other revenue	67.5	118.3	—	185.8

Net revenues	1,062.5	6,418.2	1,196.9	8,677.6

Operating expenses:
Cost of sales(1)	343.6	3,322.6	1,024.5	4,690.7
Selling and marketing	264.8	663.4	92.1	1,020.3
General and administrative	237.9	756.9	32.7	1,027.5

Contribution	$216.2	$1,675.3	$47.6	$1,939.1

Contribution margin	20.3%	26.1%	4.0%	22.3%
Research and Development				616.9
Amortization				842.7
Goodwill impairment				647.5
Loss on asset held for sale				42.7
Loss on asset sales, impairments and contingent consideration adjustment, net				212.5

Operating income				$(423.2)

Operating margin				(4.9)%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s North American Brands, North American Generics and International and Anda Distribution segments consisted of the following for the year ended December 31, 2012 (in millions):

	Year Ended December 31, 2012
	North America Brands	North America Generics and International	Anda Distribution	Total

Product sales	$407.8	$4,389.0	$986.4	$5,783.2
Other revenue	70.4	61.3	—	131.7

Net revenues	478.2	4,450.3	986.4	5,914.9

Operating expenses:
Cost of sales(1)	116.2	2,431.5	846.6	3,394.3
Selling and marketing	175.3	297.6	73.6	546.5
General and administrative	27.5	559.9	37.9	625.3

Contribution	$159.2	$1,161.3	$28.3	$1,348.8

Contribution margin	33.3%	26.1%	2.9%	22.8%
Research and Development				402.5
Amortization				481.1
Goodwill impairment				—
Loss on asset held for sale				—
Loss on asset sales, impairments and contingent consideration adjustment, net				149.5

Operating income				$315.7

Operating margin				5.3%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

Segment net revenues, segment operating expenses and segment contribution information for the Company’s Actavis Pharma and Anda Distribution segments consisted of the following for the year ended December 31, 2011 (in millions):

	Year Ended December 31, 2011
	North America Brands	North America Generics and International	Anda Distribution	Total

Product sales	$359.4	$3,325.7	$776.2	$4,461.3
Other revenue	72.7	50.4	—	123.1

Net revenues	432.1	3,376.1	776.2	4,584.4

Operating expenses:
Cost of sales(1)	94.4	1,819.4	652.7	2,566.5
Selling and marketing	168.2	172.6	61.0	401.8
General and administrative	25.3	302.7	25.1	353.1

Contribution	$144.2	$1,081.4	$37.4	$1,263.0

Contribution margin	33.4%	32.0%	4.8%	27.5%
Research and Development				306.6
Amortization				354.3
Goodwill impairment				—
Loss on asset held for sale				—
Loss on asset sales, impairments and contingent consideration adjustment, net				78.7

Operating income				$523.4

Operating margin				11.4%

(1)	Excludes amortization and impairment of acquired intangibles including product rights.

Schedule of Net Revenues for North American Generics and International Reporting Units

The following table presents net revenues for the North American Generics and International reporting units for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
North American Generics	3,915.7	3,472.2	2,945.6
International	2,502.5	978.1	430.5

Net Revenues	$6,418.2	$4,450.3	$3,376.1

Schedule of Net Revenues for Reporting Units in North American Brands Segment

The following table presents net revenues for the North American Brands segment for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Years Ended December 31,
	2013	2012	2011
North American Brands
Gastroenterology
Delzicol®/Asacol® HD	150.2	—	—

Total Gastroenterology	150.2	—	—
Women’s Health
Lo Loestrin® Fe	63.3	—	—
Minastrin® 24 Fe	55.7	—	—
Estrace® Cream	60.7	—	—
Other Women’s Health	113.1	61.9	32.5

Total Women’s Health	292.8	61.9	32.5
Urology	258.6	217.7	209.0
Dermatology/Established Brands	360.9	198.6	190.6

Total North American Brands	$1,062.5	$478.2	$432.1

Schedule of Net Product Sales by Geographic Areas

The Company’s net product sales are represented by the sale of products in the following geographic areas for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
Americas	$6,051.4	$4,867.3	$4,089.9
Europe	2,003.8	677.7	288.8
MEAAP	436.6	238.2	82.6

	$8,491.8	$5,783.2	$4,461.3

Schedule of Net Product Sales by Therapeutic Categories

The Company’s net product sales are represented by the sale of products in the following therapeutic categories for the years ended December 31, 2013, 2012 and 2011 (in millions):

	Year Ended December 31,
	2013	2012	2011
Central nervous system	$2,465.6	$1,964.0	$1,517.4
Cardiovascular	1,692.6	1,298.5	977.2
Hormones and synthetic substitutes	1,181.0	868.5	724.7
Anti-infective agents	469.1	267.9	197.9
Dermatologicals	375.0	78.7	55.3
Gastrointestinal	303.5	160.0	95.5
Alimentary tract and metabolism	246.1	47.5	—
Urology	161.7	174.0	140.5
Musculo-skeletal system	153.5	—	—
Women’s healthcare	120.0	—	—
Other	1,323.7	924.1	752.8

	$8,491.8	$5,783.2	$4,461.3